Note 16 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets and Liabilities [Abstract]
Net operating loss and credit carryforwards	$ 29,431,000	$ 27,874,000
Stock-based compensation	1,193,000	1,190,000
Accruals	558,000	976,000
Basis difference for fixed assets and intangibles	174,000	190,000
Total gross deferred tax assets	31,356,000	30,230,000
Valuation allowance	$ (31,356,000)	$ (30,230,000)